CONTRACT ACCOUNTING (Schedule of billings in excess of costs and estimated earnings) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractors [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 3,283	$ 35,665	$ 8,563,241
Less: Costs and estimated earnings recognized		(27,004)	(6,314,412)
Contract Liabilities	$ 3,283	$ 8,661	$ 2,248,829